LEASES (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Schedule of components of lease cost
The components of lease
costs
are as follows:

	Year Ended December 31,
	2020	2019
Operating lease costs :
Amortization of land use rights	$22,886	$22,659
Operating lease costs	31,039	39,681
Short-term lease costs	842	1,569
Variable lease costs	(5,565)	9,595
Finance lease cost s :
Amortization of right-of-use assets	12,836	12,326
Interest cost	41,550	39,696

Total lease costs	$103,588	$125,526

Disclosure of other information related to lease term and discount rate
Other information related to lease term and discount rate is as follows:

	December 31,
	2020	2019
Weighted average remaining lease term
Operating leases	19.8 years	18.3 years
Finance leases	12.5 years	13.5 years
Weighted average discount rate
Operating leases	5.76%	5.82%
Finance leases	13.49%	13.49%

Schedule of maturities of lease liabilities
Maturities of lease liabilities as of December 31, 2020 are as follows:

	Operating Leases	Finance Leases
Year ending December 31,
2021	$27,729	$83,447
2022	14,999	50,931
2023	9,669	52,119
2024	6,961	53,523
2025	6,454	53,442
Over 2025	95,222	405,285

Total future minimum lease payments	161,034	698,747
Less: amount representing interest	(58,101)	(348,520)

Present value of future minimum lease payments	102,933	350,227
Current portion	(27,066)	(80,004)

Non-current portion	$75,867	$270,223

Summary of future minimum fees, excluding the contingent fees to be received under non-cancellable operating leases	Future minimum fees, excluding the contingent fees to be received under non-cancellable
operating leases as of December 31, 2020 were as follows:

Year ending December 31,
2021	$50,349
2022	47,953
2023	44,032
2024	44,772
2025	46,245
Over 202 5	24,626

$257,977